Securities Act Registration No. 33-2081

                     U.S. Securities And Exchange Commission
                             Washington, D.C. 20549

                                    Form N-14

             Registration Statement Under The Securities Act Of 1933

[X] Pre-Effective Amendment No. 1             [ ]Post Effective Amendment No. __
                        (Check appropriate box or boxes)

                      John Hancock Variable Series Trust I
         (Exact Name of Registrant as Specified in Declaration of Trust)

                              197 Clarendon Street
                           Boston, Massachusetts 02117
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (617) 572-8050

Name and Address of Agent for Service:           Copy to:

ARNOLD BERGMAN, ESQUIRE                          THOMAS C. LAUERMAN, ESQUIRE
John Hancock Life Insurance Company              Freedman, Levy, Kroll & Simonds
197 Clarendon Street                             1050 Connecticut Avenue, N.W.
Boston, MA 02117                                 Suite 825
                                                 Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Pursuant to Rule 429 under the Act, the prospectus in this registration statement also relates to Registrant's currently effective registration statement on Form N-1A, File No. 33-2081. No filing fee is due in reliance on
Section 24(f) of the Act.

The title of the securities being registered is shares of beneficial interest.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

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The sole purpose of this  pre-effective  amendment is to delay the effectiveness of the registration statement as originally filed and to add a "delaying amendment" to the facing sheet. This pre-effective amendment does not make any other change in the registration statement.

                                   SIGNATURES

As required by the Securities Act of 1933, this amendment to the registration statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 8th day of November, 2000.

                                            JOHN HANCOCK VARIABLE SERIES TRUST I



                                            By: /s/ THOMAS J. LEE
                                               ---------------------------------
                                                Thomas J. Lee, President

As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                                              DATE

By:      /s/ RAYMOND F. SKIBA                                   November 8, 2000
         -----------------------------------
         Raymond F. Skiba
         Treasurer (Principal Financial
           and Accounting Officer)



By:      /s/ THOMAS J. LEE                                      November 8, 2000
         ---------------------------
         Thomas J. Lee
         Vice Chairman, President and Trustee (Acting
           Principal Executive Officer)


For himself and as attorney-in-fact for:

Michele G. Van Leer, Chairman

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert F. Verdonck, Trustee

Hassell H. McClellan, Trustee